Note 18 - Inventories (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net write-downs (reversals of write-downs) of inventories	R$ 73.2	R$ 114.4